SUBSEQUENT EVENTS (Details)								2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 07, 2022 USD ($)	Mar. 08, 2022 shares	Jan. 07, 2022 USD ($)	Mar. 16, 2021 shares	Jan. 16, 2021 $ / shares	Nov. 09, 2020 $ / shares	Aug. 15, 2020 shares	Mar. 25, 2022 $ / shares shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 22, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Apr. 30, 2022 USD ($)	Mar. 02, 2022 USD ($)
Subsequent Event [Line Items]
Incremental fair value | $												$ 0
Share options granted												1,894,119	6,313,373	372,500
Exercise price (in USD per share) | $ / shares					$ 13.85							$ 12.31	$ 2.00	$ 1.26
Total consideration of share repurchased | $										$ 2,361,576		$ 2,361,576
American depositary shares
Subsequent Event [Line Items]
Shares repurchased (in shares)										236,139
Repurchased shares retired (in shares)												160,880
Ordinary shares
Subsequent Event [Line Items]
Shares repurchased (in shares)										295,174
Repurchased shares retired (in shares)												201,100
Management
Subsequent Event [Line Items]
Share options granted							184,692
Management | Minimum
Subsequent Event [Line Items]
Exercise price (in USD per share) | $ / shares						$ 1.83
Management | Maximum
Subsequent Event [Line Items]
Exercise price (in USD per share) | $ / shares						$ 2.26
Performance Incentive Plan 2021 (the "2021 Plan") | Employees
Subsequent Event [Line Items]
Share options granted											1,303,000
Performance Incentive Plan 2021 (the "2021 Plan") | Employees | Minimum
Subsequent Event [Line Items]
Exercise price (in USD per share) | $ / shares											$ 5.92
Performance Incentive Plan 2021 (the "2021 Plan") | Employees | Maximum
Subsequent Event [Line Items]
Exercise price (in USD per share) | $ / shares											$ 17.56
Performance Incentive Plan 2021 (the "2021 Plan") | Management
Subsequent Event [Line Items]
Share options granted				23,734
Subsequent Event
Subsequent Event [Line Items]
Number of shares affected by modification of award | $	2,060,308
Incremental fair value | $			$ 2,337,697
Total consideration of share repurchased | $									$ 1,539,631
Repurchased shares retired (in shares)									0
Subsequent Event | American depositary shares
Subsequent Event [Line Items]
Shares repurchased (in shares)									272,099
Subsequent Event | Ordinary shares
Subsequent Event [Line Items]
Shares repurchased (in shares)									340,124
Subsequent Event | Maximum
Subsequent Event [Line Items]
Annual cap percentage	25.00%
Subsequent Event | Exelixis Agreement
Subsequent Event [Line Items]
Upfront payment receivable | $															$ 17,500,000
Subsequent Event | Exelixis Agreement | Maximum
Subsequent Event [Line Items]
Milestone payment receivable | $																$ 2,500,000,000
Subsequent Event | Management
Subsequent Event [Line Items]
Share options granted		99,999
Subsequent Event | Performance Incentive Plan 2021 (the "2021 Plan") | Employees
Subsequent Event [Line Items]
Share options granted								1,320,000
Subsequent Event | Performance Incentive Plan 2021 (the "2021 Plan") | Employees | Minimum
Subsequent Event [Line Items]
Exercise price (in USD per share) | $ / shares								$ 3.46
Subsequent Event | Performance Incentive Plan 2021 (the "2021 Plan") | Employees | Maximum
Subsequent Event [Line Items]
Exercise price (in USD per share) | $ / shares								$ 5.60